Property and Equipment (Details) - Schedule of Property and Equipment Consist - USD ($)	6 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Sep. 29, 2022	Sep. 30, 2022	Mar. 31, 2022
Property and Equipment (Details) - Schedule of Property and Equipment Consist [Line Items]
Opening balance	$ 10,280,540
Ending balance	11,846,497	$ 10,280,540	7,989,628
Opening balance	680,013
Ending balance	1,125,860	680,013	293,077
Net block value	10,720,637	9,600,527		$ 7,696,551
Additions	1,565,957	2,852,158	561,246
Acquisition through business combination (refer to Note 20)		7,428,382	7,428,382
Charge for the year	445,847	680,013	293,077
ROU-office premises [Member]
Property and Equipment (Details) - Schedule of Property and Equipment Consist [Line Items]
Opening balance	486,531
Ending balance	513,854	486,531	25,111
Opening balance	50,845
Ending balance	105,222	50,845	4,863
Net block value	408,632	435,686		20,248
Additions	27,323	461,420
Acquisition through business combination (refer to Note 20)		25,111	25,111
Charge for the year	54,377	50,845	4,863
Building [Member]
Property and Equipment (Details) - Schedule of Property and Equipment Consist [Line Items]
Opening balance	32,006
Ending balance	32,006	32,006	32,006
Opening balance	462
Ending balance	688	462	236
Net block value	31,318	31,544		31,770
Additions
Acquisition through business combination (refer to Note 20)		32,006	32,006
Charge for the year	226	462	236
Property and equipment [Member]
Property and Equipment (Details) - Schedule of Property and Equipment Consist [Line Items]
Opening balance	9,676,353
Ending balance	11,209,738	9,676,353	7,890,447
Opening balance	616,304
Ending balance	1,000,811	616,304	284,983
Net block value	10,208,927	9,060,049		7,605,464
Additions	1,533,385	2,326,888	540,982
Acquisition through business combination (refer to Note 20)		7,349,465	7,349,465
Charge for the year	384,507	616,304	284,983
Furniture and fittings [Member]
Property and Equipment (Details) - Schedule of Property and Equipment Consist [Line Items]
Opening balance	11,802
Ending balance	16,449	11,802
Opening balance	421
Ending balance	1,123	421
Net block value	15,326	11,381
Additions	4,647	11,802
Acquisition through business combination (refer to Note 20)
Charge for the year	702	421
Vehicles [Member]
Property and Equipment (Details) - Schedule of Property and Equipment Consist [Line Items]
Opening balance	41,996
Ending balance	42,556	41,996	37,570
Opening balance	7,307
Ending balance	9,936	7,307	1,397
Net block value	32,620	34,689		36,173
Additions	560	24,396	19,970
Acquisition through business combination (refer to Note 20)		17,600	17,600
Charge for the year	2,629	7,307	1,397
Office equipment [Member]
Property and Equipment (Details) - Schedule of Property and Equipment Consist [Line Items]
Opening balance	796
Ending balance	796	796
Opening balance	61
Ending balance	284	61
Net block value	512	735
Additions		796
Acquisition through business combination (refer to Note 20)
Charge for the year	223	61
Computer equipment [Member]
Property and Equipment (Details) - Schedule of Property and Equipment Consist [Line Items]
Opening balance	31,056
Ending balance	31,098	31,056	4,494
Opening balance	4,613
Ending balance	7,796	4,613	1,598
Net block value	23,302	26,443		$ 2,896
Additions	42	26,856	294
Acquisition through business combination (refer to Note 20)		4,200	4,200
Charge for the year	$ 3,183	$ 4,613	$ 1,598